Note 18 - Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Year ending December 31, 2022	$ 666
Year ending December 31, 2023	702
Year ending December 31, 2024	308
Year ending December 31, 2025	314
Year ending December 31, 2026	318
Total lease payments	2,308
Lease Agreement for Office and Laboratories [Member]
Year ending December 31, 2022	76
Year ending December 31, 2023	463
Year ending December 31, 2024	477
Year ending December 31, 2025	491
Year ending December 31, 2026	506
Year ending December 31, 2027 and thereafter	2,085
Total lease payments	$ 4,098